Securities borrowed, lent and subject to repurchase agreements (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	SFr 42,256	SFr 65,017
Deposits paid for securities borrowed	16,542	38,889
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,798	103,906
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	19,330	19,591
Deposits received for securities lent	950	15,683
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	20,280	35,274
Bank
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	42,256	65,017
Deposits paid for securities borrowed	16,542	38,889
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,798	103,906
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	19,421	19,685
Deposits received for securities lent	950	15,683
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	SFr 20,371	SFr 35,368